Investment Objectives and Goals - Calvert VP SRI Balanced Portfolio - Classes I and F - Calvert VP SRI Balanced Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
Calvert VP SRI Balanced Portfolio (the “Fund”) seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.